INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes	The components of income (loss) before provision for income taxes for the years ended January 31, 2022, 2021, and 2020 were as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
U.S.	$(9,596)	$(8,665)	$(10,116)
Non-U.S.	17,857	33,389	40,053
Total income before provision for income taxes	$8,261	$24,724	$29,937

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended January 31, 2022, 2021, and 2020 consisted of the following:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Current provision (benefit) for income taxes:
U.S. Federal	$—	$(1,434)	$(884)
U.S. State	(11)	(44)	(164)
Non-U.S.	12,668	8,087	(1,988)
Total current provision (benefit) for income taxes	12,657	6,609	(3,036)
Deferred provision (benefit) for income taxes:
U.S. Federal	(1,143)	(910)	372
U.S. State	53	(200)	89
Non-U.S.	6,950	(1,085)	5,142
Total deferred provision (benefit) for income taxes	5,860	(2,195)	5,603
Total provision for income taxes	$18,517	$4,414	$2,567

Schedule of Effective Tax Rate Reconciliation	The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2022, 2021, and 2020 was as follows:

	Year Ended January 31,
(dollars in thousands)	2022	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$1,735	$5,192	$6,287
U.S. State income tax (benefit) provision	40	(226)	(45)
Non-U.S. tax rate differential	2,892	(2,836)	6,720
Tax incentives	(2,671)	(139)	(1,292)
Valuation allowances	12,731	31	(898)
Non-deductible expenses/non-taxable income	255	(261)	1,677
Tax contingencies	2,056	1,184	(13,254)
Stock based and other compensation	898	101	70
U.S. tax effects of non-U.S. operations	540	1,001	3,268
Other, net	41	367	34
Total provision for income taxes	$18,517	$4,414	$2,567
Effective income tax rate	224.1%	17.9%	8.6%

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities consisted of the following at January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Deferred tax assets:
Loss carryforwards	$11,506	$7,321
Accrued compensation	8,774	1,884
Accrued expenses	240	390
Operating lease liabilities	352	362
Exchange rate differences	343	344
Other, net	241	235
Total deferred tax assets	21,456	10,536
Deferred tax liabilities:
Deferred cost of revenue	(3,279)	(3,831)
Goodwill and other intangible assets	(928)	(874)
Depreciation of property and equipment	(217)	(550)
Operating lease right-of-use assets	(355)	(295)
Total deferred tax liabilities	(4,779)	(5,550)
Valuation allowance	(18,576)	(5,732)
Net deferred tax liabilities	$(1,899)	$(746)

Recorded as:
Deferred tax assets	$1,548	$3,303
Deferred tax liabilities	(3,447)	(4,049)
Net deferred tax liabilities	$(1,899)	$(746)

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2022 and 2021:

	Year Ended January 31,
(in thousands)	2022	2021
Valuation allowance, beginning of year	$(5,732)	$(5,701)
Income tax (provision) benefit	(12,731)	(31)
Spin-off from Verint	(113)	—
Valuation allowance, end of year	$(18,576)	$(5,732)

Schedule of Unrecognized Tax Benefits	For the years ended January 31, 2022, 2021, and 2020 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Gross unrecognized tax benefits, beginning of year	$9,872	$8,742	$24,755
Increases related to tax positions taken during the current year	1,828	2,919	1,889
Increases as a result of business combinations	—	—	286
Increases related to tax positions taken during prior years	—	18	—
Increases (decreases) related to foreign currency exchange rates	256	272	1,073
Reductions for spin-off from Verint	(1,439)	—	—
Reductions for tax positions of prior years	—	(537)	(13,623)
Reductions for settlements with tax authorities	—	—	(4,133)
Lapses of statutes of limitations	—	(1,542)	(1,505)
Gross unrecognized tax benefits, end of year	$10,517	$9,872	$8,742